Financial Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2022 CNY (¥) Customer
Financial Risk Management [Line Items]
Borrowings	¥ 5,636,000,000	¥ 5,536,000,000
Customers represented percentage of revenue	10.00%	10.00%
Number of customers accounted for revenues | Customer	0	0
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	0	¥ 0
Foreign Exchange Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate		5.00%
Foreign Exchange Risk | USD
Financial Risk Management [Line Items]
Financial assets	9,000,000	¥ 9,000,000
Financial liabilities	72,000,000	34,000,000
Foreign Exchange Risk | RMB
Financial Risk Management [Line Items]
Financial assets	2,000,000	5,000,000
Financial liabilities	37,000,000	22,000,000
Equity Price Risk
Financial Risk Management [Line Items]
Post-tax profit	17,000,000	17,000,000
Impact in other comprehensive income	327,000,000	158,000,000
Lease Liabilities Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	141,000,000	196,000,000
Lease Liabilities Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	326,000,000	347,000,000
Lease Liabilities Payable | Liquidity Risk | Over 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	10,000,000	27,000,000
Accounts Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	4,976,000,000	5,000,000,000
Accounts Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	0	50,000,000
Senior Unsecured Notes | Less than 1 year
Financial Risk Management [Line Items]
Borrowings	100,000,000	98,000,000
Senior Unsecured Notes | Between 2 and 5 years
Financial Risk Management [Line Items]
Borrowings	2,437,000,000	2,425,000,000
Senior Unsecured Notes | Over 5 years
Financial Risk Management [Line Items]
Borrowings	¥ 3,683,000,000	¥ 3,691,000,000